UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21771

YieldQuest Funds Trust

(Exact name of registrant as specified in charter)

3280 Peachtree Rd, Suite 2600

Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Jay K. Chitnis

3280 Peachtree Rd, Suite 2600

Atlanta, GA 30305

(Name and address of agent for service)

Registrant’s telephone number, including area code:         404-446-3370

Date of fiscal year end:         October 31

Date of reporting period:         April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

YIELDQUEST TOTAL RETURN BOND FUND

SEMI ANNUAL REPORT

APRIL 30, 2012

3280 PEACHTREE ROAD, SUITE 2600

ATLANTA, GA 30305

1-877-497-3634

www.YieldQuest-Funds.com

Distributed by YieldQuest Securities, LLC

FINRA Member

YIELDQUEST FUND’S PORTFOLIO BREAKDOWN

TOTAL RETURN BOND FUND

Portfolio Breakdown as of April 30, 2012	% of Total Investment
Taxable Fixed Income Closed-End Funds	19.87%
Corporate Bonds	15.33%
Taxable Municipal Bonds	14.75%
U.S. Government & Agency	37.01%
Municipal Bonds	6.40%
Purchased Options	2.99%
Preferred Stocks	2.63%
Other*	1.02%

Total	100.00%

*	“Other” includes an investment not included in the categories above chart that comprimises less than 2% of the Fund’s total investments.

2

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

% of Net Assets	Description	Principal		Value
12.69%	CORPORATE BONDS
5.25%	Airlines
	AMR Corp., 9.880%, 06/15/2020 (a), (b)		$168,000	$81,480
	Continental Airlines, Inc.:
	6.703%, 06/15/2021, Series 01A1 (a)		96,390	103,138
	6.748%, 03/15/2017, Series 981B (a)		101,032	100,021

				284,639

7.20%	Financial Services
	Bank of America Corp.:
	4.750%, 03/15/2016, Callable 09/15/2012 @ 100, MTN		10,000	9,792
	7.800%, 09/15/2016 (a)		220,000	241,071
	CIT Group, Inc.:
	7.000%, 05/02/2016, Callable 06/04/2012 @ 100 (c)		35,000	35,175
	7.000%, 05/02/2017, Callable 06/04/2012 @ 100 (c)		49,000	49,184
	Deutsche Bank Trust Corp., 7.500%, 11/15/2015		4,000	4,422
	Lehman Escrow, 07/19/2017		1,370,000	—
	Morgan Stanley & Co., Inc., 5.450%, 01/09/2017, GMTN		50,000	50,840
	Washington Mutual Bank NV, 6.875%, 06/15/2012, Series 11 (b)		1,000,000	—

				390,484

0.24%	Industrials
	Occidental Petroleum Corp., 8.750%, 01/15/2023		10,000	13,356

	Total Corporate Bonds (Cost $1,695,779)			688,479

0.04%	COLLATERALIZED MORTGAGE OBLIGATIONS
0.04%	U.S. Government & Agency
	Federal National Mortgage Association, 4.500%, 05/25/2019		2,250	2,266

	Total Collateralized Mortgage Obligations (Cost $2,110)			2,266

6.79%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 5.750%, 12/07/2028, MTN		43,000	57,356
	Federal Home Loan Bank:
	5.685%, 09/17/2018, Series AR18		25,000	30,981
	7.125%, 02/15/2030, Series C30 (a)		90,000	136,337
	Federal National Mortgage Association, 8.280%, 01/10/2025, MTN		20,000	31,354
	Tennessee Valley Authority, 7.125%, 05/01/2030 (a)		75,000	112,268

	Total U.S. Government & Agency (Cost $282,219)			368,296

0.80%	FOREIGN BONDS
0.80%	Sovereign Bonds
	Federal Republic of Brazil, 12.500%, 01/05/2016	BRL	40,000	25,287
	Mexican Bonos de Desarrollo, 7.250%, 12/15/2016, Series M10	MXN	220,000	18,318

				43,605

	Total Foreign Bonds (Cost $43,549)			43,605

5.30%	MUNICIPAL BONDS
3.40%	California
	Howell Mountain Elementary School District Election, Zero Coupon:
	08/01/2028, GO (a)		$190,000	105,074
	08/01/2029, GO (a)		150,000	79,576

				184,650

See accompanying notes to financial statements.	3

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2012

% of Net Assets	Description	Principal	Value
1.90%	Illinois
	Village of Bellwood, 4.450%, 12/01/2020, Series B, National-RE, GO, Callable 12/01/2015 @ 100 (a)	$100,000	$102,963

	Total Municipal Bonds (Cost $245,541)		287,613

12.21%	TAXABLE MUNICIPAL BONDS
3.06%	California
	Kern County Pension Obligation, Zero Coupon, 08/15/2020, National-RE, Revenue	100,000	63,491
	Monrovia Redevelopment Agency Tax Allocation, 5.600%, 05/01/2023, AMBAC, Revenue, Callable 05/01/2013 @ 102	35,000	34,545
	Pinole Redevelopment Agency, 5.600%, 08/01/2020, AMBAC, Tax Allocation, Callable 08/01/2014 @ 102	25,000	26,334
	San Bernardino JT Powers, 6.150%, 05/01/2027, AMBAC, Tax Allocation, Callable 05/01/2016 @ 100	15,000	15,884
	Santa Fe Springs Community Development, 5.350%, 09/01/2018, National-RE, Tax Allocation, Callable 09/01/2016 @ 100	25,000	25,720

			165,974

0.61%	District of Columbia
	Metropolitan Washington Airports Authority Airport System, 5.590%, 10/01/2025, Series C, National-RE, Revenue, Callable
	10/01/2015 @ 100	30,000	33,199

0.48%	Florida
	Pembroke Pines Communication Services, 4.750%, 10/01/2019, AMBAC, Revenue, Callable 10/01/2014 @ 100	25,000	26,258

1.79%	Georgia
	College Park, 5.868%, 01/01/2021, National-RE FGIC, Revenue	70,000	75,616
	Savannah Hospital Authority, 6.625%, 07/01/2018, AGM, Revenue, Callable 07/01/2013 @ 101	20,000	21,346

			96,962

0.62%	Indiana
	Pike County School Corp., 5.000%, 01/05/2020, XLCA State Aid Withholding, GO, Callable 01/05/2015 @ 100	30,000	33,907

0.72%	Maryland
	State Transportation Authority, 6.480%, 07/01/2022, National-RE, Revenue	35,000	39,217

3.80%	New Jersey
	City of Linden, 5.950%, 04/01/2033, National-RE, GO	20,000	20,646
	Union County Improvement Authority Sewer System Lease, 6.640%, 04/01/2022, AMBAC, Revenue (a)	165,000	185,336

			205,982

0.84%	Oregon
	School Boards Association, 5.680%, 06/30/2028, Series B, National-RE FGIC, GO	40,000	45,451

0.29%	Wisconsin
	Menasha Steam Utility, 4.350%, 09/01/2020, Revenue (b)	23,569	15,556

	Total Taxable Municipal Bonds (Cost $624,074)		662,506

See accompanying notes to financial statements.	4

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2012

% of Net Assets	Description	Shares	Value
2.18%	PREFERRED STOCKS
2.18%	Financial Services
	Ally Financial Inc., 1.750% Callable 06/11/2012 @ 1,000 (c), (d)	139	$117,985

	Total Preferred Stocks (Cost $43,759)		117,985

16.46%	EXCHANGE TRADED/CLOSED-END FUNDS
0.00%	Equity Closed-End Fund
	RMR Asia Pacific Real Estate Fund	—	5

16.46%	Taxable Fixed Income Closed-End Funds
	BlackRock Credit Allocation Income Trust III, Inc. (a)	24,699	282,310
	Helios Strategic Income Fund Inc.	11,100	66,933
	iShares Barclays 1-3 Year Credit Bond Fund (a)	1,200	125,820
	Nuveen Multi-Strategy Income & Growth Fund II (a)	9,800	90,062
	Pyxis Credit Strategies Fund	10,400	65,520
	SPDR Barclays Capital Short Term Corporate Bond ETF	900	27,522
	Vanguard Short-Term Corporate Bond ETF (a)	1,450	114,869
	Zweig Total Return Fund, Inc. (a)	38,000	119,700

			892,736

	Total Exchange Traded/Closed-End Funds (Cost $880,418)		892,741

		Contracts

2.48%	PURCHASED OPTIONS (e)
	Apple Inc., 05/19/2012, Call @ $600	10	9,500
	Energy Select Sector SPDR Fund:
	05/19/2012, Call @ $70	50	9,900
	05/19/2012, Call @ $71	50	6,100
	Freeport-McMoRan Copper & Gold, Inc., 05/19/2012, Call @ $37	100	19,900
	Market Vectors Gold Miners ETF, 05/19/2012, Call @ $46	50	7,500
	ProShares UltraShort 20+ Year Treasury:
	05/19/2012, Call @ $19	2,118	44,478
	05/19/2012, Call @ $20	4,417	26,502
	SPDR S&P Metals & Mining ETF, 05/19/2012, Call @ $49	91	10,647

	Total Purchased Options (Cost $191,176)		134,527

		Principal

23.86%	SHORT-TERM INVESTMENTS
23.86%	U.S. Government & Agency
	Treasury Bills (f):
	07/12/2012, 0.050% (d)	$225,000	224,963
	07/26/2012, 0.055% (d)	310,000	309,933
	09/20/2012, 0.135% (a)	225,000	224,894
	10/18/2012, 0.108% (a)	310,000	309,795
	03/07/2013, 0.183% (a)	225,000	224,676

			1,294,261

	Total Short-Term Investments (Cost $1,294,372)		1,294,261

82.81%	Total Investments (Cost $5,302,997)		4,492,279

17.19%	Net other assets (liabilities)		932,204

100.00%	NET ASSETS		$5,424,483

See accompanying notes to financial statements.	5

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2012

% of Net Assets	Description	Principal	Value
(1.71%)	EXCHANGE TRADED/CLOSED-END FUND SOLD SHORT iShares Dow Jones U.S. Home Construction Index Fund	$6,000	$92,760

	Total EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT (Proceeds $84,300)		92,760

(23.37%)	U.S. TREASURY SECURITIES SOLD SHORT U.S. Treasury Inflation Indexed Bonds, 0.500%, 04/15/2015	1,196,909	1,267,695

	Total U.S. Treasury Securities Sold Short (Proceeds $1,263,939)		1,267,695

(25.08%)	Total Securities Sold Short (Proceeds $1,348,239)		$1,360,455

	Local Currency	Market Value	Settlement Date	Unrealized Gain/(Loss)
FOREIGN CURRENCY COUNTERPARTY: BANK OF NEW YORK
TO BUY:
Brazilian Real	104,253	$54,284	06/04/2012	$(716)
Indian Rupee	5,800,300	110,011	05/02/2012	11

				(705)

TO SELL:
British Sterling Pound	187,079	303,607	05/02/2012	(6,151)
Canadian Dollar	282,865	286,331	05/02/2012	(4,425)
European Euro	655,597	867,818	05/02/2012	(8,921)
Japanese Yen	25,650,335	321,278	05/02/2012	(4,607)
Mexican Peso	205,000	15,735	05/02/2012	(165)

				(24,269)

Total Foreign Currency
Counterparty: Bank of New York				$(24,974)

		Contracts	Notional Value	Unrealized Gain/(Loss)
FUTURES CONTRACTS SOLD SHORT
30-Day Federal Funds, expires 06/30/2014		5	$2,072,242	$(3,873)
Dollar Index, expires 06/18/2012		4	320,155	4,747

				874

Total				$874

See accompanying notes to financial statements.	6

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2012

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Default Resolution
(c)

Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At April 30, 2012, these securities amounted to $202,344 or 3.7% of net assets. The investment advisor has deemed these securities liquid.

(d)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(e)	Non-income producing securities.
(f)	Rate represents effective yield.

AGM	Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BRL	Brazilian Real
ETF	Exchange-Traded Fund
FGIC	Insured by Financial Guaranty Insurance Co.
GMTN	Global Medium Term Note
GO	General Obligation
MTN	Medium Term Note
MXN	Mexican Peso
SPDR	S&P Depositary Receipts
XLCA	Insured by XL Capital Assurance

See accompanying notes to financial statements.	7

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2012 (Unaudited)

YieldQuest Total Return Bond Fund

Assets:
Investments, at cost	$5,302,997

Investments in securities, at value	$4,492,279
Cash	1,565,532
Cash held as collateral	849,343
Unrealized gain on forward foreign exchange contracts	11
Interest and dividends receivable	34,383
Receivable for securities sold	96,132
Receivable due from investment advisor, net	56,922
Prepaid expenses and other assets	17,543

Total Assets	7,112,145

Liabilities:
Foreign currencies payable to custodian, at value (cost $174,619)	173,625
Payable for fund shares redeemed	9,637
Payable for securities purchased	50,274
Payable for interest and dividends on securities sold short	3,890
Variation margin on futures contracts	21,126
Securities sold short, at value (proceeds $1,348,239)	1,360,455
Unrealized loss on forward foreign exchange contracts	24,985
Accrued expenses and other payables:
Distribution and service fees — Investor Class	4
Other accrued expenses	43,666

Total Liabilities	1,687,662

Net Assets	$5,424,483

Net Assets Consist of:
Paid capital	$128,039,329
Undistributed net investment income (loss)	(647)
Accumulated net realized gain (loss) on investments, short positions, futures, warrants, forward foreign exchange contracts and translation of assets and liabilities denominated in foreign currency	(121,768,111)
Net unrealized appreciation (depreciation) on investments, short positions, futures, forward foreign exchange contracts and translation of assets and liabilities denominated in foreign currency	(846,088)

Net Assets	$5,424,483

Net Assets
Institutional Class	$5,410,647
Investor Class	13,836

Total	$5,424,483

Shares of Beneficial Interest Outstanding
(unlimited number authorized, no par value)
Institutional Class	2,754,185
Investor Class	7,041

Total	2,761,226

Net Asset Value, Offering & Redemption Price Per Share
(Net Assets divided by shares outstanding)
Institutional Class	$1.96

Investor Class	$1.97

See accompanying notes to financial statements.	8

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2012 (Unaudited)

YieldQuest Total Return Bond Fund

Investment Income:
Dividend income	$25,224
Interest income	66,699

Total Investment Income	91,923

Operating Expenses:
Investment advisory fees	20,612
Administration fees	961
Distribution and Service fees — Investor Class	34
Fund accounting fees	58,268
Custodian fees	50,119
Transfer agent fees	58,072
Trustees’ fees	22,377
Registration fees	20,872
Audit fees	10,101
Legal fees	24,641
Printing and mailing expenses	14,753
Interest expense	251
Interest and dividend expense, securities sold short	16,664
Other expenses	17,825

Total Operating Expenses	315,550
Less: Expenses waived and reimbursed	(271,001)

Net Operating Expenses	44,549

Net Investment Income	47,374

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Security transactions	(4,516,092)
Futures contracts	(1,936,766)
Securities sold short	46,682
Forward and foreign currency transactions	(938,856)

Net realized gain (loss)	(7,345,032)

Net change in unrealized appreciation (depreciation) on:
Security transactions	2,228,742
Futures contracts	314,118
Securities sold short	(5,184)
Forward currency contracts	242,381
Translation of assets and liabilities in foreign currencies	1,892

Net change in unrealized appreciation	2,781,949

Net Realized and Unrealized (Loss)	(4,563,083)

Net Decrease in Net Assets
Resulting From Operations	$(4,515,709)

See accompanying notes to financial statements.	9

STATEMENTS OF CHANGES IN NET ASSETS

April 30, 2012

YieldQuest Total Return Bond Fund

Six Months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011

Operations:
Net investment income	$47,374	$839,750
Net realized loss from investments, futures contracts, securities sold short, forward and foreign currency transactions	(7,345,032)	(9,776,376)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, securities sold short, forward currency contracts and translation of assets and liabilities in foreign currency	2,781,949	(1,146,938)

Change in Net Assets Resulting From Operations	(4,515,709)	(10,083,564)

Distributions to Shareholders:
From net investment income:
Institutional Class	(218,625)	(844,177)
Investor Class	(577)	(11,343)

Total Distributions to Shareholders	(219,202)	(855,520)

Share Transactions of Beneficial Interest:
Institutional Class
Net proceeds from shares sold	1,710,421	11,434,994
Reinvestment of distributions	185,866	820,686
Cost of shares redeemed	(2,961,886)	(19,769,270)

Total Institutional Class	(1,065,599)	(7,513,590)

Investor Class
Net proceeds from shares sold	—	271,362
Reinvestment of distributions	577	11,312
Cost of shares redeemed	(7,013)	(675,407)

Total Investor Class	(6,436)	(392,733)

Change in Net Assets From Share Transactions of Beneficial Interest	(1,072,035)	(7,906,323)

Change in Net Assets	(5,806,946)	(18,845,407)
Net Assets:
Beginning of period	11,231,429	30,076,836
End of period	$5,424,483	$11,231,429

Undistributed net investment income (loss)	$(647)	$171,181

Share Transactions:
Institutional Class
Issued	666,531	2,039,200
Reinvested	63,339	138,867
Redeemed	(972,218)	(3,756,498)

Total Institutional Class Shares	(242,348)	(1,578,431)

Investor Class
Issued	—	45,429
Reinvested	197	1,893
Redeemed	(2,118)	(126,819)

Total Investor Class Shares	(1,921)	(79,497)

Change in Shares	(244,269)	(1,657,928)

See accompanying notes to financial statements.	10

STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2012 (Unaudited)
YieldQuest Total Return Bond Fund

Cash Flows Provided by Operating Activities
Net investment income	$47,374
Adjustments to Reconcile Net Investment Income to Net Cash and Foreign Currency Provided by Operating Activities
Purchase of investment securities	(3,813,743)
Proceeds from disposition of investment securities	6,140,593
Net sales (purchases) of short term securities	1,819,295
Net amortization	(3,616)
Return of capital from investments	5,777
Decrease in cash held as collateral	316,740
Decrease in interest and dividends receivable	132,240
Decrease in receivable for securities sold	973,623
Increase in variation margin on futures contracts	(121,154)
Increase in receivable due from advisor, net	(40,510)
Increase in prepaid expenses and other assets	(14,266)
Decrease in securities sold short	(91,469)
Decrease in distribution and service fees	(15)
Decrease in payable for securities purchased	(801,205)
Mark-to-market on realized and unrealized gain (loss) on forward and foreign currency transactions	(451,559)
Increase in unrealized appreciation (depreciation) and realized gain (loss) on securities sold short	41,498
Decrease in unrealized appreciation/(depreciation) and realized gain (loss) on futures contracts	(1,622,648)
Increase in payable for interest and dividend expense on securities sold short	3,321
Decrease in other accrued expenses	(27,825)

Net cash and foreign currency provided by operating activities	$2,492,451

Cash Flows Used by Financing Activities
Proceeds from shares sold	1,710,421
Payment of shares redeemed	(2,959,302)
Distributions paid in cash	(32,759)

Net cash flow used by financing activities	$(1,281,640)

Net increase in cash and foreign currency	$1,210,811

Cash and Foreign Currency
Beginning of the period	181,096
End of the period	$1,391,907

See accompanying notes to financial statements.	11

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

YieldQuest Funds Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “Act”). The Trust was organized as a Delaware business trust on May 9, 2005 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one series and classes. These notes to financial statements relate to the portfolio presented herein:

Portfolio Name	Diversification	Investment Objective
YieldQuest Total Return Bond Fund [1] (The “Fund”)	diversified	Total return, comprised of both income and capital appreciation

1	Commenced operations on November 1, 2005.

The Fund offers two classes of shares: Institutional Class Shares and Investor Class Shares. The Investor Class Shares commenced operations on February 28, 2008. Each class of shares has equal rights concerning earnings and assets except that each class bears different distribution, shareholder service, and transfer agent expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are designed to be in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the period. Actual results could differ from these estimates.

Security Valuation — Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makers, or pricing services. NASDAQ traded securities are valued at the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotations are not readily available may be valued by YieldQuest Advisors, LLC (the “Advisor”), pursuant to guidelines established by the Board of Trustees of the Trust (the “Board”). Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options, futures contracts and options on futures contracts are valued at the settlement price determined by the applicable exchange. Securities for which market quotes are not readily available are valued at a fair value as determined in good faith by the Advisor, according to procedures approved by the Board. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at a fair value as determined in good faith by the Advisor, according to procedures approved by the Board. Fair value pricing may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Fair value pricing requires subjective determinations about the value of a security. The Valuation Committee of the Board acts as a liaison between the full Board and the Advisor, with respect to the fair value pricing of securities held in the Fund’s portfolio. The Valuation Committee is responsible for reviewing and approving the Advisor’s pricing methodology for any security that is fair value priced.

As a general principle, a “fair value” of a security is an amount that the Fund might reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. Rather, in determining a fair value of a security, the Advisor may take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available;

12

NOTES TO FINANCIAL STATEMENTS (Continued)

(iii) possible valuation methodologies that could be used to determine a fair value of the security; (iv) the recommendation of the Portfolio Manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds and the method used to price the security in those funds; (vi) the extent to which a fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor, and (vii) the liquidity or illiquidity of the market for the security.

Fair Value Measurements — As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 —

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Funds’ holdings as of April 30, 2012, as categorized under the three tier hierarchy of inputs:

Total Return Bond Fund	Total	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds	$688,479	$—	$688,479	$—
Collateralized Mortgage Obligations	2,266	—	2,266	—
U.S. Government & Agency	368,296	—	368,296	—
Foreign Bonds	43,605	—	43,605	—
Municipal Bonds	287,613	—	287,613	—
Taxable Municipal Bonds	662,506	—	662,506	—
Preferred Stocks*	117,985	117,985	—	—
Exchange Traded/Closed-End Funds*	892,741	892,741	—	—
Short-Term Investments	1,294,261	—	1,294,261	—
Asset Derivatives
Equity Contracts	43,647	43,647	—	—
Interest Rate Contracts	70,980	70,980	—	—
Foreign Exchange Contracts	4,758	4,747	11	—
Other Contracts	19,900	19,900	—	—

Total Assets	$4,497,037	$1,150,000	$3,347,037	$—

Securities Sold Short
Exchange Traded/Closed-End Funds	$(92,760)	$(92,760)	$—	$—
U.S. Treasury Securities	(1,267,695)	—	(1,267,695)	—
Liability Derivatives
Interest Rate Contracts	(3,873)	(3,873)	—	—
Foreign Exchange Contracts	(24,985)	—	(24,985)	—

Total Liabilities	$(1,389,313)	$(96,633)	$(1,292,680)	$—

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For the six months ended April 30, 2012, there were no transfers between Level 1, Level 2 and Level 3.

New Accounting Pronouncement — In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

NOTES TO FINANCIAL STATEMENTS (Continued)

Disclosures about Derivative Instruments and Hedging Activities

The following is a summary of the location of derivatives on the Fund’s Statements of Assets and Liabilities as of April 30, 2012:

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives

Equity contracts	Investments in securities, at value	—

Interest rate contracts	Investments in securities, at value	Payable: Variation margin

Foreign exchange contracts	Unrealized gain on forward foreign exchange contracts	Payable: Variation margin Unrealized loss on forward foreign exchange contracts

Other contracts	Investments in securities, at value	—

The following is a summary of derivative instrument holdings categorized by primary risk exposure as of April 30, 2012:

Asset Derivative Investments Value
Total Value at April 30, 2012	Equity Contracts	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Other Contracts

$139,285	$43,647	$70,980	$—	$4,758*	$19,900

Liability Derivative Investments Value
Total Value at April 30, 2012	Equity Contracts	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Other Contracts

$28,858	$—*	$3,873*	$—	$24,985	$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments/footnotes.

The following is a summary of the location of derivative investments on the Statements of Operations as of April 30, 2012:

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income

Equity contracts

Net realized gain (loss) on Security transactions

Net realized gain (loss) of Futures contracts

Change in net unrealized appreciation (depreciation) on Security transactions

Change in net unrealized appreciation (depreciation) on Futures contracts

Interest rate contracts

Net realized gain (loss) on Security transactions

Net realized gain (loss) on Futures contracts

Change in net unrealized appreciation (depreciation) on Security transactions

Change in net unrealized appreciation (depreciation) on Futures contracts

Foreign exchange contracts

Net realized gain (loss) on Futures contracts

Net realized gain (loss) on Forward and foreign currency transactions

Change in net unrealized appreciation (depreciation) of Futures contracts

Change in net unrealized appreciation (depreciation) on Forward currency contracts

Other contracts	Net realized gain (loss) on Futures contracts Change in net unrealized appreciation (depreciation) on Futures contracts

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months April 30, 2012:

Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Total	Equity Contracts	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Other Contracts

$(4,967,794)	$(1,324,219)	$(2,848,647)	$—	$(465,416)	$(329,512)

Change in Unreallized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Total	Equity Contracts	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Other Contracts

$543,423	$23,009	$266,742	$—	$247,128	$6,544

Investment Transactions and Investment Income — Investment transactions are recorded no later than one business day after trade date throughout the period. For financial reporting purposes, investment transactions are recorded on trade dates on the last business day of the reporting period. In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes — It is the Fund’s policy to comply with Subchapter M provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and any realized capital gains to its shareholders. Accordingly, no federal income tax provision is required.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years October 31, 2008 — 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends and Distributions — The Fund will pay dividends from net investment income on a monthly basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, net operating loss, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign Currency Translations — Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. For federal income tax purposes, the Fund treats as ordinary income the effect of changes in foreign exchange rates on payables and receivables arising from trade-date and settlement-date differences.

Foreign Currency Contracts — The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Fund. The gains or losses realized upon the closing of such contracts are included in the Statement of Operations. The use of forward currency contracts by the Fund involves risks including the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Futures Contracts — The Fund is subject to equity, interest, foreign exchange and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss. Cash segregated for futures is shown in the Statement of Assets and Liabilities as cash held as collateral. The market value of securities segregated for futures at April 30, 2012 is $534,896.

Option Contracts — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may write or purchase option contracts. These transactions are used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the applicable Fund bears the market risk of an unfavorable change in the price of an underlying assets, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the financial statements. There were no written options at April 30, 2012.

Short Sales — The Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be

NOTES TO FINANCIAL STATEMENTS (Continued)

recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. When making a short sale the Fund must segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. Cash segregated for short sales is shown in the Statement of Assets and Liabilities as cash held as collateral. The market value of securities segregated for short sales at April 30, 2012 is $2,764,354.

For the six months ended April 30, 2012, the Fund’s average volume of derivatives is as follows:

Purchased Options (Cost)	Forward Currency Contracts - Purchased (Value at Trade Date)	Forward Currency Contracts — Sold (Value at Trade Date)	Futures Long Position (Contracts)	Futures Short Position (Contracts)

$398,289	$939,043	$3,197,327	$—	$488

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement with the Advisor on behalf of the Fund. The Advisor has overall supervisory responsibility for the general management and investment of the Fund and its securities portfolio, subject to the oversight of the Board. The following table sets forth the annual investment advisory fee rates payable by the Fund to the Advisor pursuant to the investment advisory agreement, expressed as a percentage of the Fund’s average daily net assets, along with the investment advisory fees earned during the six months ended April 30, 2012.

Investment Advisory Fee Rate	Investment Advisory Fees Earned*	Investment Advisory Fees Paid**

0.59%	$20,612	$—

*	These figures represent the investment advisory fees accrued, excluding the effects of any fee waivers/reimbursements.
**	Net of fees waived/expenses of the Fund reimbursed by the Advisor.

The Advisor has contractually agreed to waive its investment advisory fees and/or make payments to limit certain Fund operating expenses, other than brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short, if any), 12b-1 expenses, administrative services fees, taxes, indirect expenses of investing in other investment companies and extraordinary or non-recurring expenses, to the amount described below under “Expense Limitation”, until February 28, 2013. The expense limitation, expressed as a percentage of the Fund’s average daily net assets, along with the actual investment advisory fee waivers and expense reimbursements for the six months ended April 30, 2012, are disclosed in the following table:

	Expense Limitation	Investment Advisory Fee Waivers/ Reimbursements
Institutional Class	0.79%	$270,246
Investor Class	1.14%	755

Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which that particular expense was incurred; provided that the Fund is able to make repayment without exceeding its expense limitation in effect at the time of the waiver or reimbursement.

NOTES TO FINANCIAL STATEMENTS (Continued)

The cumulative waiver and reimbursement amounts, if any, as of April 30, 2012 that are subject to repayment for the Fund are as follows:

Expiration 10/31/2012	Expiration 10/31/2013	Expiration 10/31/2014	Expiration 10/31/2015	Total Available for Repayment

$508,415	$634,305	$531,519	$271,001	$1,945,240

Under the Distribution and Shareholder Services Plan, adopted by the Board pursuant to Rule 12b-1 under the 1940 Act, the Fund will pay YieldQuest Securities, LLC (the “Distributor”) an annual distribution fee of 0.25% of the average daily net assets of Investor Class Shares of the Fund as compensation for the promotion and distribution of Investor Class Shares. These fees may be used by the Distributor to pay broker-dealers, investment advisors, banks, trust companies, retirement plan administrators and other services providers which provide distribution services and shareholder and administrative support. The Fund has adopted an Administration Plan with respect to Investor Class shares, pursuant to which the Fund pays an annual fee equal to 0.10% of the average daily net assets of the Fund’s Investor Class to the Distributor to compensate financial intermediaries that provide administrative services to the Investor Class shareholders pursuant to a written agreement with the Distributor. Financial intermediaries eligible to receive payments under the Administration Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that have entered into agreements with the Distributor or the Trust. For the six months ended April 30, 2012, the Distributor received $24 in distribution fees and $10 in administrative service fees paid by the Investor Class of the Fund, of which 100% of the fees were re-allowed to broker-dealers.

Subject to policies established by the Board, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. The Advisor typically executes the Fund’s portfolio transactions through its affiliated broker-dealer, YieldQuest Securities, LLC, on an agency basis; while principal trades on behalf of the Fund are executed solely through independent broker-dealers. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker-dealer, clearance procedures, wire service quotations, statistical information, market and economic analysis provided by the broker or dealer to the Fund and the Advisor. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Under the 1940 Act, persons affiliated with an affiliate of the Advisor (such as YieldQuest Securities, LLC) are prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, YieldQuest Securities, LLC will not serve as dealer in connection with the Fund’s over-the-counter transactions. However, YieldQuest Securities, LLC may serve as broker in the Fund’s over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connection with such transactions. Such transactions will be executed on a fully disclosed basis through its clearing firm. For the six months ended April 30, 2012, YieldQuest Securities, LLC had received brokerage commissions of $343,211 and the total value of transactions generating brokerage commissions was $33,707,218.

Jay K. Chitnis, Chairman and President of the Trust, and the other officers of the Trust are also officers of the Advisor and the Distributor. The Trust does not compensate its officers or interested Trustees who are affiliated with the Advisor or Distributor. The Trust pays each non-interested Trustee an annual retainer of $15,000 and reimburses for out-of-pocket expenses.

Pursuant to an Administration and Accounting Service Agreement (the “Administration Agreement”), Bank of New York Mellon (US) Inc. (“BNY Mellon”) provides administration and accounting services to the Fund. Under the Administration Agreement, the Fund pays BNY Mellon a monthly fee for their services. Pursuant to a Transfer Agency Services Agreement, BNY Mellon also provides transfer agency services to the Fund.

Contingencies and Commitments — In the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown. However, based on experience, the Fund considers the risk of loss from such potential claims to be remote.

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of investment purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition), for six months ended April 30, 2012 were as follows:

U.S. Government Securities		Other Securities
Purchases	Sales	Purchases	Sales

$—	$4,020	$3,813,743	$6,136,574

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax components of dividends paid during the year ended October 31, 2011 and year ended October 31, 2010 were as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Return of Capital	Total

2011	$855,520	$—	$—	$—	$855,520

2010	2,408,781	—	—	—	2,408,781

As of October 31, 2011 (the Fund’s latest tax year end), the components of distributable earnings on a tax basis were as follows:

Capital Loss Carry Forwards	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Unrealized Appreciation (Depreciation)	Other Accumulated Differences	Total

$(114,708,123)	$171,181	$—	$(3,718,022)	$375,029	$(117,879,935)

The difference between book basis unrealized appreciation and depreciation is attributable primarily to tax deferral of losses on wash sales and on investments in partnerships, futures, options and forward currency contracts.

At April 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation (Depreciation)

$5,302,997	$221,640	$(1,032,358)	$(810,718)

At October 31, 2011, the Fund had net capital loss carryforwards for federal income tax purposes, which will expire in the following years:

2014	2015	2016	2017	2018	2019

$200,854	$14,598,251	$22,710,383*	$57,854,923	$9,124,072	$10,219,640

*	Capital loss carryforward amount of $2,157,045 was inherited from YieldQuest Flexible Income Fund and may be subject to IRS limitations in a given year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act is October 31, 2012.

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued, and has determined that there was the following subsequent event:

On May 23, 2012, YieldQuest Securities, LLC, YieldQuest Advisors, LLC and YieldQuest Funds Trust (the “Trust”) (collectively, the “Parties”) entered into a Settlement Agreement and Release (the “Agreement”) with Citi Fund Services Ohio, Inc., (“Citi”) to settle a claim for payment of $101,409.95 allegedly owed Citi, as the successor to the Trust’s former service provider, Bisys Fund Services. Citi had initiated arbitration to resolve the dispute. Pursuant to the Agreement (with Citi) and a separate Allocation Agreement between Parties, the Trust paid $26,000 towards full and final settlement of Citi’s claim, the Adviser paid the balance of the agreed settlement amount, the Parties were released from further liability to Citi, and the arbitration was dismissed with prejudice.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Total Return Bond Fund

	Institutional Class

	Six Months Ended 4/30/2012 (Unaudited)		Years Ended October 31,

			2011		2010		2009		2008		2007
Net Asset Value, beginning of period	$3.74		$6.45		$7.43		$7.60		$9.93		$10.51

Change in net assets from operations:
Net investment income	0.02	(a)	0.21	(a)	0.25	(a)	0.53	(a)	0.63		0.54
Net realized and unrealized gains (losses) on investments	(1.72	)(b)	(2.71	)(c)	(0.98	)(b)	(0.08	)(b)	(2.29	)(b)	(0.62)

Total from investment operations	(1.70)		(2.50)		(0.73)		0.45		(1.66)		(0.08)

Distributions:
Net investment income	(0.08)		(0.21)		(0.25)		(0.62)		(0.67)		(0.50)
Net realized capital gains from investments	—		—		—		—		—		— (d)

Total Distributions	(0.08)		(0.21)		(0.25)		(0.62)		(0.67)		(0.50)

Paid-in capital from redemption fees	—		—		—		—		—	(d)	— (d)

Net Asset Value, end of period	$1.96		$3.74		$6.45		$7.43		$7.60		$9.93

Net assets, end of period (000’s)	$5,411		$11,198		$29,506		$94,618		$186,944		$328,496
Total Return (e) (f)	(46.06)%		(39.87	)%(c)	(10.12)%		7.00%		(17.66)%		(0.86)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets: (g)
Before expense waivers/reimbursements	9.03%		3.54%		2.50%		1.78%		1.44%		0.83%
After expense waivers/reimbursements	1.27%		1.34%		1.56%		1.40%		1.40%		0.83%
After expense waivers/reimbursements excluding interest and dividend expense for securities sold short, if any	0.79%		0.79%		0.79%		0.79%		0.80	%(h)	0.79%
Ratios of net investment income (loss) to average net assets: (g)
Before expense waivers/reimbursements	(6.40)%		1.28%		2.57%		7.19%		6.75%		5.53%
After expense waivers/reimbursements	1.36%		3.48%		3.51%		7.57%		6.79%		5.53%
Portfolio turnover rate (f) (i)	97%		46%		124%		331%		165%		220%

(a)	Per share data was calculated using weighted average shares outstanding method for the period.
(b)	Includes distributions of capital gains from underlying mutual funds.
(c)	Includes payment by affiliates of $0.001 per share. The effects of such payments did not affect the amount shown as total return for the period.
(d)	Amount represents less than $0.01 per share.
(e)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Includes excise tax expense of 0.01% for the year end October 31, 2008, which is not included in the contractual expense limitation.
(i)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Total Return Bond Fund

	Investor Class

	Six Months Ended 4/30/2012 (Unaudited)		Years Ended October 31,

			2011		2010		2009		2008 (a)
Net Asset Value, beginning of period	$3.74		$6.45		$7.43		$7.60		$9.72

Change in net assets from operations:
Net investment income	0.01	(b)	0.19	(b)	0.23	(b)	0.50	(b)	0.41
Net realized and unrealized gains (losses) on investments	(1.70	)(c)	(2.72	)(d)	(0.99	)(c)	(0.08	)(c)	(2.08	)(c)

Total from investment operations	(1.69)		(2.53)		(0.76)		0.42		(1.67)

Distributions:
Net investment income	(0.08)		(0.18)		(0.22)		(0.59)		(0.45)

Total Distributions	(0.08)		(0.18)		(0.22)		(0.59)		(0.45)

Net Asset Value, end of period	$1.97		$3.74		$6.45		$7.43		$7.60

Net assets, end of period (000’s)	$14		$34		$571		$5,671		$5,314
Total Return (e) (f)	(45.83)%		(40.15	)%(d)	(10.48)%		6.62%		(17.76)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets: (g)
Before expense waivers/reimbursements	9.38%		3.89%		2.85%		2.13%		1.62%
After expense waivers/reimbursements	1.62%		1.69%		1.91%		1.75%		1.56%
After expense waivers/reimbursements excluding interest and dividend expense for securities sold short, if any	1.14%		1.14%		1.14%		1.14%		1.15	%(h)
Ratios of net investment income (loss) to average net assets: (g)
Before expense waivers/reimbursements	(6.75)%		0.93%		2.22%		6.84%		6.78%
After expense waivers/reimbursements	1.01%		3.13%		3.16%		7.22%		6.84%
Portfolio turnover rate (f) (i)	97%		46%		124%		331%		165%

(a)	Commenced operations on February 28, 2008.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Includes payment by affiliates of $0.001 per share. The effects of such payments did not affect the amount shown as total return for the period.
(e)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Includes excise tax expense of 0.01% for the year end October 31, 2008, which is not included in the contractual expense limitation.
(i)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Shareholders of the Fund pay ongoing expenses, such as advisory fees, ongoing operating expenses, and distribution and administration expenses with respect to Investor Class shares. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs in investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The first set of tables provides information about actual account values and actual expenses. The shareholder may use the information in this table, together with the amount invested, to estimate the expenses that you would have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

Institutional Class	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Expense Paid During Period(a) 11/01/11 - 04/30/12	Expense Ratio During Period(a) 11/01/11 - 04/30/12
Actual Expenses
Total Return Bond Fund	$1,000.00	$539.40	$4.86	1.27%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Institutional Class of the Fund would be $3.02.

(a) Expenses are equal to the Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the Institutional Class annualized expense ratio of the Fund would have been 0.79%.

Investor Class	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Expense Paid During Period(b) 11/01/11 - 04/30/12	Expense Ratio During Period(b) 11/01/11 - 04/30/12
Actual Expenses
Total Return Bond Fund	$1,000.00	$541.70	$6.21	1.62%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Investor Class of the Fund would be $4.37.

(b) Expenses are equal to the Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the Investor Class annualized expense ratio of the Fund would have been 1.14%.

Hypothetical Example for Comparison Purposes: The second set of tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second set of tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Institutional Class	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Expense Paid During Period(a) 11/01/11 - 04/30/12	Expense Ratio During Period(a) 11/01/11 - 04/30/12
Hypothetical Expenses
Total Return Bond Fund	$1,000.00	$1,018.55	$6.37	1.27%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Institutional Class of the Fund would be $3.97.

(a) Expenses are equal to the Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the Institutional Class annualized expense ratio of the Fund would have been 0.79%.

Investor Class	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Expense Paid During Period(b) 11/01/11 - 04/30/12	Expense Ratio During Period(b) 11/01/11 - 04/30/12
Hypothetical Expenses
Total Return Bond Fund	$1,000.00	$1,016.81	$8.12	1.62%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Investor class of the Fund would be $5.72.

(b) Expenses are equal to the Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the Investor Class annualized expense ratio of the Fund would have been 1.14%.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the YieldQuest Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Proxy Voting Policy: Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-877-497-3634 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holding Disclosure: Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). Each Fund makes the information on Form N-Q available to shareholders without charge, upon request, by calling 1-877-497-3634.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	YieldQuest Funds Trust

By (Signature and Title)*	/s/ Jay K. Chitnis
Jay K. Chitnis, President (principal executive officer)

Date	6/25/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay K. Chitnis
Jay K. Chitnis, President (principal executive officer)

Date	6/25/12

By (Signature and Title)*	/s/ John Bliss
John Bliss, Treasurer, Chief Financial Officer and Secretary (principal financial officer)

Date	6/25/12

*	Print the name and title of each signing officer under his or her signature.